Eaton Vance

National Municipal Opportunities Trust

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.4%

Security	Principal Amount (000’s omitted)	Value
Education — 2.5%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$602,140
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(1)	210	221,040
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(1)	395	409,907
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39(2)	95	111,881
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49(2)	185	214,539
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	1,090	1,145,165
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,076,660
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,136,140
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	814,462
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	473,264

		$8,205,198

Electric Utilities — 8.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$358,489
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,046,528
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,663,140
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	2,825,134
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,558,932
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	7,627,436
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	755,905
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,597,625

		$28,433,189

Escrowed/Prerefunded — 4.5%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	$2,000	$2,094,940
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	2,970	2,992,394
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	1,665	1,741,606
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,537,156
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	502,792
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,090,710
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,690,950
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	957,141

		$14,607,689

Security	Principal Amount (000’s omitted)	Value
General Obligations — 7.8%
Chicago Board of Education, IL, 5.00%, 12/1/46	$6,600	$6,952,308
Chicago, IL, 5.50%, 1/1/49	5,000	5,685,150
Illinois, 4.25%, 12/1/37	6,000	6,266,820
Illinois, 5.00%, 5/1/36	3,500	3,769,885
Jackson County School District No. 6, OR, 0.00%, 6/15/41(2)	710	339,770
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,411,066

		$25,424,999

Hospital — 13.1%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$185,566
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	740,963
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(3)	12,300	12,427,059
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	1,190	1,257,152
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,738,300
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,055,160
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,410,948
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	305	321,665
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	255	301,481
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,495,530
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,124,791
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/38	1,000	1,081,660
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/39	1,000	1,078,610
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/44	1,500	1,603,005
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	728,035
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,041,525
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	310	361,646
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,740	2,053,043
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,368,931
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	5	5,721
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(3)	3,975	4,548,195
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	3,500	3,965,780

		$42,894,766

Housing — 1.1%
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	$1,895	$1,994,734
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	445	473,969
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,039,850

		$3,508,553

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 11.2%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,069,750
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,004,800
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	3,636,760
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(1)	1,950	1,966,750
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	804,924
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(1)	1,415	1,447,375
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(1)	1,555	1,601,899
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	1,500	1,507,200
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	681,137
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,082,970
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,395,558
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,064,600
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,009,870
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,013,739
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	455	475,343
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	878,025
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	390	421,512
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(1)	345	380,932
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	157,541

		$36,600,685

Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$155,333
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,220,439

		$3,375,772

Insured-Special Tax Revenue — 4.9%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	$4,000	$5,599,240
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	8,347,980
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	264,134
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	725	759,379
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	865	904,479

		$15,875,212

Insured-Transportation — 4.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$795,008
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	2,935,488
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	488,994
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,370,317

Security	Principal Amount (000’s omitted)	Value
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$4,000	$2,486,400
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	7,779,720

		$15,855,927

Lease Revenue/Certificates of Participation — 3.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	$5,000	$5,659,250
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	5,000	5,053,450

		$10,712,700

Other Revenue — 1.2%
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	$1,170	$1,341,101
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	390	429,550
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	673,849
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,619,795

		$4,064,295

Senior Living/Life Care — 9.5%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,399,468
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,702,188
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/37	850	954,371
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	700	781,263
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	525	525,472
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	201,036
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	473,570
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	942,159
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	184,614
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	390,119
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	331,638
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	303,501
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,550,580
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39(2)	1,800	2,092,338
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.125%, 11/15/26	500	551,940
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.50%, 11/15/31	1,600	1,771,888
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(1)	470	518,941
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(1)	310	338,545
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,340	1,454,423
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	930,073
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,354,054

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	$1,295	$1,415,267
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	618,057
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,891,315
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	690,524
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	269,867
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	778,916
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	1,028,043
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,140,440
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,408,278

		$30,992,888

Special Tax Revenue — 2.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	$2,625	$2,940,971
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.96%, 8/1/42(4)	1,500	1,500,000
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,351,600

		$8,792,571

Student Loan — 0.8%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$995	$1,012,214
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,537,321

		$2,549,535

Transportation — 19.6%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$842,017
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	345,875
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	37,377
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,494,483
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,264,648
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,282,635
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,973,441
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,422,505
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	965,002
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,208,626
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(3)	3,750	4,437,975
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,298,115
Illinois Toll Highway Authority, 5.00%, 1/1/41(3)	5,575	6,457,132
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	364,991
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,415,094
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,404,012
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	9,937,400
New Jersey Turnpike Authority, 4.00%, 1/1/48	2,500	2,720,250
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	852,165
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,322,693
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(3)	2,660	2,894,585

Security	Principal Amount (000’s omitted)	Value
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	$6,400	$7,168,128
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,765,096
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,559,490
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	850	392,250
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	494,480
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,691,385

		$64,011,850

Water and Sewer — 2.6%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,572,221
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,527,516
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,899,754
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,349,367

		$8,348,858

Total Tax-Exempt Municipal Securities — 99.4% (identified cost $292,420,752)		$324,254,687

Taxable Municipal Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.2%
Chicago, IL, 7.375%, 1/1/33	$1,750	$2,081,817
Chicago, IL, 7.781%, 1/1/35	1,400	1,707,216

		$3,789,033

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,326,760

		$4,326,760

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$1,265	$1,266,088

		$1,266,088

Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,572,210

		$1,572,210

Total Taxable Municipal Securities — 3.4% (identified cost $9,973,081)		$10,954,091

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value
Other — 0.8%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(1)	$2,430	$2,724,686

Total Corporate Bonds & Notes — 0.8% (identified cost $2,430,000)		$2,724,686

Total Investments — 103.6% (identified cost $304,823,833)		$337,933,464

Other Assets, Less Liabilities — (3.6)%		$(11,657,317)

Net Assets — 100.0%		$326,276,147

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Illinois	15.1%
Texas	14.8%
Florida	10.5%
Others, representing less than 10% individually	59.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $25,064,616 or 7.7% of the Trust’s net assets.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2019.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

SPA	-	Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$324,254,687	$—	$324,254,687
Taxable Municipal Securities	—	10,954,091	—	10,954,091
Corporate Bonds & Notes	—	2,724,686	—	2,724,686
Total Investments	$—	$337,933,464	$—	$337,933,464

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.